Restricted Stock Units (Tables) - Restricted Stock Units (RSUs)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Outstanding RSUs

The following table sets forth the activity related to the number of outstanding RSUs for the three months ended March 31, 2020:

	Number of shares	Weighted- average grant date fair value (per share)
Non-vested as of December 31, 2019	3,336,095	$8.25
Vested	(137,104)	8.25
Granted	113,506	6.23
Cancelled	(132,897)	8.25

Non-vested as of March 31, 2020	3,179,600	$8.18

The following table sets forth the movements in the number of outstanding RSUs for the year ended December 31, 2019:

	Number of shares	Weighted- average grant date fair value (per share)
Non-vested as of December 31, 2018	—	$—
Granted	3,336,095	8.25

Non-vested as of December 31, 2019	3,336,095	$8.25

Summary of RSUs Compensation Expense

RSUs compensation expense for the three months ended March 31, 2020 was $6.2 million, which was recorded as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$1,312	$—
Sales and marketing	1,053	—
General and administrative	3,839	—

Total	$6,204	$—

RSUs compensation expense for the year ended December 31, 2019 was $996,000, which was recorded as follows (in thousands):

Year Ended December 31, 2019
Research and development	$299
Sales and marketing	115
General and administrative	582

Total	$996